Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 380,790,367	$ 729,909,980
Trade and other current payables	96,532,902	108,453,851
Financial liabilities, at fair value	477,323,269	838,363,831
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	97,843,519	3,795,849
Trade and other current payables	96,532,902	108,453,851
Financial liabilities, at fair value	194,376,421	112,249,700
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	52,934,291	105,573,518
Trade and other current payables
Financial liabilities, at fair value	52,934,291	105,573,518
Later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	230,012,557	620,540,613
Trade and other current payables
Financial liabilities, at fair value	$ 230,012,557	$ 620,540,613